Share based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Jun. 30, 2019 shares	Jun. 30, 2019 shares	Jun. 30, 2016	Jun. 30, 2018 shares	Jun. 30, 2017 shares
Disclosure of other equity instruments [line items]
Options granted			0			0
Granted during the year Number			0			0
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted		0	0		0	0
Weighted average remaining contractual life of performance rights outstanding	2 years 1 month 6 days
outstanding options	0	0	0	0	0	0		0	1,680,868
Granted during the year Number		0	0		0	0
Dr Russell Howard [member]
Disclosure of other equity instruments [line items]
Weighted average remaining contractual life of performance rights outstanding							1 month 6 days
Peter Meyers [member]
Disclosure of other equity instruments [line items]
Share approved for issuance				1,500,000	1,500,000	1,500,000
Performance right conversion ratio in shares				1	1	1
Weighted average remaining contractual life of performance rights outstanding				2 years 6 months